Franklin Na
202.778.9473
Fax:  202.778.9100
frank.na@klgates.com

March 12, 2012

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Neuberger Berman Equity Funds
- Neuberger Berman Real Estate Fund
File Nos. 002-11357 and 811-00582
Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of Neuberger Berman Equity Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary proxy statement (“Proxy Statement”) to be used in connection with a special meeting (the “Meeting”) of the shareholders of Neuberger Berman Real Estate Fund (the “Fund”), a series of the Trust.  The Proxy Statement consists of (i) a letter to shareholders, (ii) a notice of meeting, (iii) a proxy statement and (iv) a form of proxy.

The Meeting will be held to consider the following item of business:

1.           To change the Fund from a diversified fund to a non-diversified fund.

The definitive materials will be released to shareholders on or about April 2, 2012.  The Trust respectfully requests that the Staff furnish any comments on the Proxy Statement by March 22, 2012.  This will assist the Trust in keeping to its printing schedule.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9473 or Lynn A. Schweinfurth at (202) 778-9876.

Sincerely,

/s/Franklin Na
Franklin Na